FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2023	2022
Designated derivative instruments -short-term assets:
Interest rate swaps	4,333	1,229
Non-designated derivative instruments -short-term assets:
Interest rate swaps	284	707
Total derivative instruments -short-term assets	4,617	1,936
Designated derivative instruments -long-term assets:
Interest rate swaps	2,357	12,963
Non-designated derivative instruments -long-term assets:
Interest rate swaps	11,251	13,753
Total derivative instruments - long-term assets	13,608	26,716

(in thousands of $)	2023	2022
Designated derivative instruments -short-term liabilities:
Cross currency interest rate swaps	—	2,260
Cross currency swaps	11,845	14,601
Non-designated derivative instruments -short-term liabilities:
Cross currency swaps	85	—
Commodity swaps	436	—
Total derivative instruments - short-term liabilities	12,366	16,861
Designated derivative instruments -long-term liabilities:
Cross currency interest rate swaps	—	4,054
Cross currency swaps	8,965	10,233
Non-designated derivative instruments -long-term liabilities:
Cross currency swaps	—	70
Total derivative instruments - long-term liabilities	8,965	14,357

Schedule of swaps related to interest rate risk management
The summary below includes all interest rate swap transactions, involving the payment of fixed rates, in exchange for SOFR plus applicable credit adjustment spreads, most of which are hedges against specific loans. The fixed interest rate below includes the impact of credit adjustment spreads.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$30,000 (remaining at $30,000)	May 2019	June 2024	1.9%	*
$48,332 (remaining at $48,332)	May 2019	March 2024	1.8%	*
$100,000 (remaining at $100,000)	August 2019	August 2029	1.2% - 1.3%
$67,500 (remaining at $67,500)	January 2020	October 2024	1.1%	*
$108,735 (reducing to $92,233)	April 2020	January 2025	0.2%

The summary below includes all currency swap transactions, involving the payment of SOFR plus a margin in U.S. dollars in exchange for NIBOR plus a margin in Norwegian kroner, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Trade date	Maturity date	Margin on SOFR leg (payable)	Margin on NIBOR leg (receivable)
NOK700 million	May 2019	June 2024	5.0% - 5.1%	4.6%	*
NOK600 million	January 2020	January 2025	4.8%	4.4%	*
* These swaps relate to the NOK700 million and NOK600 million senior unsecured bonds due 2024 and 2025, whereby the overall position of entering into interest rate and currency swap transactions is that a fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.
Schedule of swaps related to foreign currency risk management

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2023, and 2022, are as follows:

	2023	2023	2022	2022
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity Securities	5,104	5,104	7,283	7,283
NOK700 million senior unsecured floating rate bonds due 2023	—	—	71,243	71,421
NOK700 million senior unsecured floating rate bonds due 2024	68,426	68,919	70,734	70,734
NOK600 million senior unsecured floating rate bonds due 2025	58,089	59,181	60,048	60,348
4.875% senior unsecured convertible bonds due 2023	—	—	137,900	137,211
7.25% senior unsecured sustainability linked bonds due 2026	150,000	146,310	150,000	144,188
8.875% senior unsecured sustainability linked bonds due 2027	150,000	152,820	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts – short-term receivables	4,617	4,617	1,936	1,936
Interest rate/ currency/ commodity swap contracts – long-term receivables	13,608	13,608	26,716	26,716
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366	12,366	16,861	16,861
Interest rate/ currency swap/ commodity contracts – long-term payables	8,965	8,965	14,357	14,357

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as of December 31, 2023, are measured as follows:

		Fair value measurements using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Equity securities	5,104	5,104
Interest rate/ currency/ commodity swap contracts – short-term receivables	4,617		4,617
Interest rate/ currency/ commodity swap contracts - long-term receivables	13,608		13,608
Total assets	23,329	5,104	18,225	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2024	68,919	68,919
NOK600 million senior unsecured floating rate bonds due 2025	59,181	59,181
7.25% senior unsecured sustainability linked bonds due 2026	146,310	146,310
8.875% senior unsecured sustainability linked bonds due 2027	152,820	152,820
Interest rate/ currency/ commodity swap contracts – short-term payables	12,366		12,366
Interest rate/ currency/ commodity swap contracts – long-term payables	8,965		8,965
Total liabilities	448,561	427,230	21,331	—

The above fair values of financial assets and liabilities as of December 31, 2022, were measured as follows:

		Fair value measurements using
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Equity securities	7,283	7,283
Interest rate/ currency/ commodity swap contracts – short-term receivables	1,936		1,936
Interest rate/ currency/ commodity swap contracts – long-term receivables	26,716		26,716
Total assets	35,935	7,283	28,652	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,421	71,421
NOK700 million senior unsecured floating rate bonds due 2024	70,734	70,734
NOK600 million senior unsecured floating rate bonds due 2025	60,348	60,348
4.875% senior unsecured convertible bonds due 2023	137,211	137,211
7.25% senior unsecured sustainability linked bonds due 2026	144,188	144,188
Interest rate/ currency/ commodity swap contracts – short-term payables	16,861		16,861
Interest rate/ currency/ commodity swap contracts – long-term payables	14,357		14,357
Total liabilities	515,120	483,902	31,218	—

Schedules of concentration of risk, by customer
There is also a concentration of revenue risk with the below customers:

Charterer	Number of Vessels /rigs chartered as of December 31, 2023	% of consolidated operating revenues (Year ended December 31, 2023)	Number of Vessels /rigs chartered as of December 31, 2022	% of consolidated operating revenues (Year ended December 31, 2022)
Maersk A/S (“Maersk”)	16	28%	16	31%
Evergreen Marine Corporation (Taiwan) Ltd. and its affiliate Evergreen Marine (Singapore) Pte Ltd. (collectively “Evergreen”) ***	5	13%	6	15%
ConocoPhillips Skandinavia AS ("ConocoPhillips")**	1	10%	1	3%
Trafigura Maritime Logistics Pte Ltd (“Trafigura”)	7	8%	7	9%
Golden Ocean*	8	7%	8	8%
* Additionally see Note 25: Related Party Transactions.
** In September 2022, the drilling rig Linus was redelivered from Seadrill to the Company. Concurrently, the drilling contract of Linus with ConocoPhillips was assigned from Seadrill to the Company.
*** In September 2023, one of the vessels was redelivered from Evergreen to the Company and commenced the installation of efficiency upgrades. Following the installation of these upgrades, the vessel commenced a time charter contract with Hapag Lloyd for a duration of five years. The remaining five vessels are also expected to begin charters with Hapag Lloyd upon the completion of their current charters with Evergreen.